SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Contract with Customer, Asset,	$ 5,361	$ 11,823
Contract with Customer, Liability	7,521	10,035
Contract with Customer, Asset, after Allowance for Credit Loss	$ 6,462
Contract with Customer, Liability		$ 2,514